Basis of Preparation and Summary of Significant Accounting Policies - Transition impact from adoption of IFRS 15 (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019	Nov. 01, 2018	Oct. 31, 2018	Oct. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Equity	$ 41,335	$ 38,580		$ 35,116
Retained earnings [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Equity	$ 22,119	20,972		18,537	$ 15,957
Retained earnings [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Equity		$ 21,120		$ 18,543
Retained earnings [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS15 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Equity			$ 6